Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets, Net [Abstract]
Goodwill and Intangible Assets, Net
Note 10 - Goodwill and Intangible Assets, Net

A.           Goodwill

	December 31,
	2015	2014
	U.S. Dollars
Goodwill	3,653	3,653
Accumulated impairment losses	(3,653)	(2,098)

	-	1,555

1.             Printar
During 2015, delays in marketing the Gryphon system resulted in an impairment of the Company’s goodwill and IPR&D recorded in the Printar acquisition. As of December 31, 2015, based on the Company’s annual impairment tests, an impairment charge of $1,555 was recognized for the remaining goodwill recorded in the Printar acquisition. The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations. See also Note 1(B).

As of December 31, 2014, based on the Company’s annual impairment tests, no impairment charge was recognized for the goodwill recorded in the Printar acquisition.

2.             SELA
During the fourth quarter of 2013, the Company announced that it will not continue with development of future models of its Xact product line. This resulted in an impairment of the Company’s remaining goodwill with respect to SELA in the amount of $24. The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations. See also Note 1(B).

B.           Intangible assets, net

	December 31,
	2015	2014
	U.S. Dollars
Patent registration costs	2,077	1,959
IPR&D	1,002	1,002

Intangible assets at cost	3,079	2,961

Accumulated amortization and impairment	2,284	2,033

Total intangible asset, net	795	928

Patent registration costs are amortized over their estimated useful life of 10 years.

Amortization expense for the years ended December 31, 2015, 2014 and 2013 amounted to $211, $234 and $421, respectively. The amortization expense for 2015 includes the write-off of patents with a net value of $7 which were abandoned (in 2014 and 2013 - $37 and $33, respectively).

In 2015, the Company recorded an impairment charge of $40 with respect to the IPR&D based on the annual impairment test as determined using the present value of future cash flows (see also Note 10A). The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations.

As of December 31, 2015, the estimated amortization expenses of intangible assets for the years 2016 to 2020 is as follows:

Year ending December 31,	U.S. Dollars
2016	141
2017	133
2018	133
2019	133
2020	111
651